(PIMCO Short Duration Strategy Funds) |

PIMCO Funds

Supplement Dated July 31, 2013 to the
Short Duration Strategy Funds Institutional Class, Class M, Class P, Administrative Class, Class D, Class A, Class B, Class C and
Class R Prospectus (the "Prospectus"),
dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO Short Asset Investment and PIMCO Short-Term Funds is 0.50%.